INVESTMENTS IN DIRECT FINANCING LEASES (Tables)	12 Months Ended
Dec. 31, 2015
Net Investment in Direct Financing and Sales Type Leases [Abstract]
Components of the investments in direct financing and sales-type leases
The following lists the components of the investments in direct financing leases as at December 31, 2015, and December 31, 2014:

(in thousands of $)	2015	2014
Total minimum lease payments to be received	825,460	1,174,327
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	(362,959)	(330,056)
Net minimum lease payments receivable	462,501	844,271
Estimated residual values of leased property (un-guaranteed)	195,238	239,002
Less: unearned income	(146,296)	(243,419)
	511,443	839,854
Less: deferred deemed equity contribution	—	(86,585)
Less: unamortized gains	—	(6,738)
Total investment in direct financing and sales-type leases	511,443	746,531
Current portion	37,145	37,517
Long-term portion	474,298	709,014
	511,443	746,531

Minimum future gross revenues to be received under non-cancellable direct financing and sales-type leases
The minimum future gross revenues to be received under the Company's non-cancellable direct financing leases as of December 31, 2015, are as follows:

(in thousands of $) Year ending December 31,
2016	109,340
2017	109,042
2018	109,042
2019	109,042
2020	96,410
Thereafter	292,584
Total minimum lease revenues	825,460